Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment Including Those Held under Capital Leases

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
At cost:

Property	32,035	397,389	65,644
Leasehold improvements	170,519	228,101	37,680
Computer and network equipment	665,040	960,029	158,585
Optical fibers	64,700	64,700	10,688
Office equipment	7,113	6,717	1,109
Motor vehicles	1,485	1,751	289

	940,892	1,658,687	273,995
Less: accumulated depreciation	(296,521)	(429,761)	(70,991)

	644,371	1,228,926	203,004
Construction-in-progress	178,336	173,251	28,619

	822,707	1,402,177	231,623

Depreciation Expense

Depreciation expense was RMB58,873, RMB92,786 and RMB141,286 (US$23,339) for the years ended December 31, 2011, 2012 and 2013, respectively, and were included in the following captions:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Cost of revenues	41,271	69,883	103,002	17,015
Sales and marketing expenses	966	814	2,097	346
General and administrative expenses	2,034	2,691	10,271	1,697
Research and development expenses	14,602	19,398	25,916	4,281

	58,873	92,786	141,286	23,339

Carrying Amounts of Property and Equipment Held under Capital Leases

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Property	—	365,353	60,352
Computer and network equipment	87,272	87,896	14,519
Optical fibers	64,700	64,700	10,688

	151,972	517,949	85,599
Less: accumulated depreciation	(33,115)	(51,935)	(8,579)

	118,857	466,014	76,980

Carrying Amounts of Computer and Network Equipment Pledged to Secure Banking Borrowings

The carrying amounts of computer and network equipment pledged by the Company to secure banking borrowings (Note 12) granted to the Company at the respective balance sheet dates were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Property	19,381	—	—
Computer and network equipment	46,320	94,129	15,549